Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share
Net income	$ 16,067	$ 17,995	$ 17,715	$ 17,563	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 69,340	$ 74,513	$ 38,403
Income allocated to participating securities									(205)	(69)
Net income available to common stockholders									$ 69,135	$ 74,444	$ 38,403
Total basic average common shares outstanding	142,856,000	143,263,000	145,382,000	147,883,000	151,077,000	156,962,000	161,722,000	161,923,000	144,847,156	157,912,978	162,625,274
Total diluted average common shares outstanding	142,858,000	143,263,000	145,382,000	147,883,000	151,079,000	156,966,000	161,728,000	161,931,000	144,848,009	157,916,400	162,632,665
Net earnings per share:
Basic	$ 0.11	$ 0.13	$ 0.12	$ 0.12	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.47	$ 0.24
Diluted	$ 0.11	$ 0.13	$ 0.12	$ 0.12	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.47	$ 0.24
Antidilutive stock options and restricted stock, excluded from the diluted average common shares outstanding calculation									2,430,629	1,308,925	898,415
Average Common Shares Outstanding [Member]
Earnings Per Share
Total basic average common shares outstanding									144,638,458	157,704,473	162,432,315
Average Committed ESOP Shares Outstanding [Member]
Earnings Per Share
Total basic average common shares outstanding									208,698	208,505	192,959
Effect Of Dilutive Restricted Stock [Member]
Earnings Per Share
Total diluted average common shares outstanding											2,747
Effect Of Dilutive Stock Options [Member]
Earnings Per Share
Total diluted average common shares outstanding									853	3,422	4,644